Accrued Expenses and Other Payables - Additional Information (Detail) - Jiangxi LDK PV Silicon Technology Co. Ltd.	6 Months Ended
Jun. 30, 2015
Accrued Expenses and Other Current Liabilities [Line Items]
Debt-to-equity conversion, conversion period	1 year
Percentage of equity interest owned	96.209%